CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Real estate income, net
Rental income	$ 1,009.0	$ 919.1	$ 897.8
Real estate property level expenses and taxes:
Operating expenses	218.1	207.4	208.0
Real estate taxes	158.7	144.4	134.1
Interest expense	85.8	81.1	98.7
Total real estate property level expenses and taxes	462.6	432.9	440.8
Real estate income, net	546.4	486.2	457.0
Income from real estate joint ventures and limited partnerships	161.8	140.1	148.1
Interest	26.4	10.1	2.8
Dividends	32.5	47.5	44.9
TOTAL INVESTMENT INCOME	767.1	683.9	652.8
Expenses
Investment management charges	72.6	69.3	70.7
Administrative charges	62.1	56.9	44.9
Distribution charges	27.7	23.9	17.3
Mortality and expense risk charges	1.2	1.1	0.9
Liquidity guarantee charges	38.4	31.7	29.2
TOTAL EXPENSES	202.0	182.9	163.0
INVESTMENT INCOME, NET	565.1	501.0	489.8
Net realized gain (loss) on investments
Real estate properties	(6.2)	215.4	69.0
Real estate joint ventures and limited partnerships	0.6	167.3	(34.7)
Marketable securities	25.6	235.8	65.4
Net realized gain on investments	20.0	618.5	99.7
Net change in unrealized appreciation (depreciation) on
Real estate properties	317.5	487.2	918.8
Real estate joint ventures and limited partnerships	236.9	288.6	372.0
Marketable securities	30.0	(255.1)	302.8
Loans receivable	0.3	0.6	0.0
Mortgage loans payable	15.1	5.6	(64.9)
Net change in unrealized appreciation on investments and mortgage loans payable	599.8	526.9	1,528.7
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND MORTGAGE LOANS PAYABLE	619.8	1,145.4	1,628.4
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ 1,184.9	$ 1,646.4	$ 2,118.2